Segment reporting - Geographical information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Geographical information
Revenue	$ 2,125,539	$ 1,961,299	[1]	$ 1,579,730
Noncurrent assets	$ 4,392,103	$ 5,067,798	[2]
Customer A
Geographical information
Revenue percentage	60.00%	62.00%		66.00%
Customer B
Geographical information
Revenue percentage	17.00%	17.00%		14.00%
Countries where entity holds significant non-current assets
Geographical information
Noncurrent assets	$ 4,179,472	$ 4,852,951		$ 3,860,537
Nigeria
Geographical information
Revenue	1,381,627	1,352,402		1,146,732
Noncurrent assets	898,264	1,597,989		1,572,774
BRAZIL
Geographical information
Noncurrent assets	1,875,098	1,648,863		1,274,378
SOUTH AFRICA
Geographical information
Noncurrent assets	493,651	652,492
Rest of world
Geographical information
Revenue	743,912	608,897		432,998
Noncurrent assets	$ 912,459	$ 953,607		$ 1,013,385

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.